SHORT TERM INVESTMENTS - Interest income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
SHORT TERM INVESTMENTS
Interest income recognized on held-to-maturity investments	¥ 1,239	$ 163	¥ 548	¥ 1,904